SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Impairment of intangible assets	$ 325			$ 325
Write-off of inventory		$ 226	$ 465	$ 379
Number of shares excluded from calculation of diluted earnings (loss) per share		559,250	712,391	871,304
Impairment loss of goodwill	$ 2,114
Stock-based compensation		$ 258	$ 243	$ 373
Tax expenses (benefits) related to uncertainties in income taxes		(230)	147	55
Accrued severance pay		632
Severance expenses		1,126	245	1,009
Advertising expense		$ 219	$ 122	321
Cyber [Member]
Business Acquisition [Line Items]
Impairment of intangible assets				$ 325
Projected net cash flows, period		5 years
Weighted average cost of capital rate		17.00%
Long-term growth rate		3.00%
Perimeter [Member]
Business Acquisition [Line Items]
Projected net cash flows, period		5 years
Weighted average cost of capital rate		14.00%
Long-term growth rate		3.00%
Video segment [Member]
Business Acquisition [Line Items]
Projected net cash flows, period		5 years
Weighted average cost of capital rate		16.00%
Long-term growth rate		3.00%
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits		$ 43,430
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term, restricted and long-term bank deposits		$ 9,107